Schedule Of Net Present Value of Environmental Protection Agency Agreement (Details)	3 Months Ended
Mar. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Long-term portion of NPV of EPA cost recovery payable at purchase of mine on January 7, 2022	$ 603,972
Long-term portion of NPV of EPA cost recovery payable at March 31, 2022	757,322
Mining Properties and Mineral Rights [Member] | Environmental Protection Agency Agreement [Member]
Property, Plant and Equipment [Line Items]
Long-term portion of NPV of EPA cost recovery payable at purchase of mine on January 7, 2022	3,402,425
Accretion of NPV discount during the quarter	138,427
Long-term portion of NPV of EPA cost recovery payable at March 31, 2022	$ 3,540,853